Discontinued Operations - Schedule of consolidated statement of comprehensive loss sheet (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net revenues	$ 32,806	$ 36,051	$ 46,571
Cost of revenues	(16,059)	(16,970)	(22,605)
Gross Profit	16,747	19,081	23,966
Operating expenses
Research and development expenses	(878)	(923)	(1,810)
Sales and marketing expenses	(7,118)	(17,280)	(18,588)
General and administrative expenses	(26,058)	(10,838)	(16,180)
Impairment of long-lived assets	(53)	(1,684)	(1,844)
Impairment of goodwill			(9,834)
Total operating expenses	(34,107)	(30,725)	(48,256)
Operating loss	(17,360)	(11,644)	(24,290)
Interest income	1,083	1,162	711
Interest expense	(511)	(193)	(61)
Other losses, net	(7,210)	(2,299)	(18,417)
Loss from continuing operations before share of loss from an equity investee and income tax expense	(23,998)	(12,974)	(42,057)
Share of losses from an equity investee	(76)	(61)	(75)
Income tax expense	68	(648)	(1,560)
Net loss from continuing operations	(24,006)	(13,683)	(43,692)
Net loss attributable to non-controlling interests	71	103	1
Net loss attributable to iClick Interactive Asia Group Limited's ordinary shareholders	$ (23,935)	(13,580)	(43,691)
Previously reported
Net revenues		133,217	169,080
Cost of revenues		(98,375)	(173,212)
Gross Profit		34,842	(4,132)
Operating expenses
Research and development expenses		(7,548)	(9,216)
Sales and marketing expenses		(37,213)	(44,613)
General and administrative expenses		(28,055)	(51,668)
Impairment of long-lived assets		(2,837)	(4,403)
Impairment of goodwill			(80,137)
Total operating expenses		(75,653)	(190,037)
Operating loss		(40,811)	(194,169)
Interest income		2,035	1,478
Interest expense		(1,428)	(2,057)
Other losses, net		2,042	(19,165)
Loss from continuing operations before share of loss from an equity investee and income tax expense		(38,162)	(213,913)
Share of losses from an equity investee		(61)	(75)
Income tax expense		(647)	11,182
Net loss from continuing operations		(38,870)	(202,806)
Net loss attributable to non-controlling interests		180	1,931
Net loss attributable to iClick Interactive Asia Group Limited's ordinary shareholders		(38,690)	(200,875)
Effect of discontinued operations
Net revenues		(97,166)	(122,509)
Cost of revenues		81,405	150,607
Gross Profit		(15,761)	28,098
Operating expenses
Research and development expenses		6,625	7,406
Sales and marketing expenses		19,933	26,025
General and administrative expenses		17,217	35,488
Impairment of long-lived assets		1,153	2,559
Impairment of goodwill			70,303
Total operating expenses		44,928	141,781
Operating loss		29,167	169,879
Interest income		(873)	(767)
Interest expense		1,235	1,996
Other losses, net		(4,341)	748
Loss from continuing operations before share of loss from an equity investee and income tax expense		25,188	171,856
Income tax expense		(1)	(12,742)
Net loss from continuing operations		25,187	159,114
Net loss attributable to non-controlling interests		(77)	(1,930)
Net loss attributable to iClick Interactive Asia Group Limited's ordinary shareholders		$ 25,110	$ 157,184